Contingencies, Commitments, and Warranties (Details) S/ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Contingencies, Commitments, and Warranties (Details) [Line Items]
Letters of guarantee amount (in Dollars) | $		$ 372.4	$ 427.5
Viva Negocio Inmobiliario S.A. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Labor dispute processes amount	S/ 0.2
Tax Contingencies [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Claim process income tax audits	211.6
Appeal process before income tax audits	77.2
Tax Contingencies [Member] | Top of range [member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Contingency provision	288.8
Tax Contingencies [Member] | AENZA S.A.A. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Claim process income tax audits	109.2
Appeal process before income tax audits	46.1
Tax Contingencies [Member] | Cumbra Peru S.A. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Claim process income tax audits	78.8
Appeal process before income tax audits	22.5
Tax Contingencies [Member] | Cumbra Ingenieria S.A. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Claim process income tax audits	17.2
Appeal process before income tax audits	5.1
Tax Contingencies [Member] | CCDS [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Claim process income tax audits	3.0
Tax Contingencies [Member] | Consorcio Constructor Chavimochic [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Claim process income tax audits	2.5
Tax Contingencies [Member] | Unna Transporte S.A.C. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Claim process income tax audits	0.9
Tax Contingencies [Member] | Viva Negocio Inmobiliario S.A. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Appeal process before income tax audits	3.5
Other contingencies [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Contingency provision	84.7
Civil lawsuits, contract terminations and obligations to pay	59.8
Contentious administrative process non-compliance amount	3.7
Labor dispute processes amount	8.6
Other contingencies [Member] | AENZA S.A.A. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Administrative processes amount	2.0
Other contingencies [Member] | Cumbra Peru S.A. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Administrative processes amount	5.4
Civil lawsuits, contract terminations and obligations to pay	52.6
Contentious administrative process non-compliance amount	0.7
Other contingencies [Member] | Cumbra Ingenieria S.A. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Civil lawsuits, contract terminations and obligations to pay	3.8
Other contingencies [Member] | Unna Transporte S.A.C. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Civil lawsuits, contract terminations and obligations to pay	1.1
Labor dispute processes amount	0.6
Other contingencies [Member] | Viva Negocio Inmobiliario S.A. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Civil lawsuits, contract terminations and obligations to pay	0.8
Other contingencies [Member] | Other contingencies [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Administrative processes amount	12.6
Other contingencies [Member] | Tren Urbano de Lima S.A. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Administrative processes amount	4.9
Other contingencies [Member] | Unna Energia S.A. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Administrative processes amount	0.3
Contentious administrative process non-compliance amount	1.9
Other contingencies [Member] | Red Vial 5 S.A. [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Civil lawsuits, contract terminations and obligations to pay	1.5
Other contingencies [Member] | Morelco SAS [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Contentious administrative process non-compliance amount	1.1
Labor dispute processes amount	5.9
Other contingencies [Member] | Unna Energia S.A. and Subsidiaries [Member]
Contingencies, Commitments, and Warranties (Details) [Line Items]
Labor dispute processes amount	S/ 1.9